Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
(the “Fund”)
Retail Class Shares (AKREX)
Institutional Class Shares (AKRIX)
Supra Institutional Class Shares (AKRSX)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated February 19, 2025 to the
Prospectus dated November 28, 2024

Effective February 19, 2025, the following sections of the Fund’s Prospectus have been revised to include updated information.
The section entitled “Redemption Fee” on page 23 of the Fund’s Prospectus is hereby deleted and replaced with the following:
Redemption Fee. The Fund is intended for long-term investors. Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held less than 30 days from purchase. The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.
This fee does not apply to:
(1)    Shares purchased through reinvested dividends or capital gains;
(2)    Fund redemptions under the Fund’s SWP;
(3)    The redemption of shares previously purchased under an AIP;
(4)    The involuntary redemption of low balance accounts;
(5)    Sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts, and certain retirement plans;
(6)    Minimum required distributions from retirement accounts;
(7)    Premature distributions from retirement accounts due to the disability or health of the shareholder;
(8)    Redemptions resulting in the settlement of an estate due to the death of the shareholder;
(9)    Conversion of shares from one share class to another in the same Fund;
(10)    Taking out a distribution or loan from a defined contribution plan;
(11)    Redemptions to effect, through a redemption and subsequent purchase, an account registration change within the same Fund;
(12)    Redemptions in connection with charitable investment pool accounts;

(13)    Redemptions of shares purchased by ReFlow in connection with the ReFlow liquidity program; or
(14)    Shares redeemed through pro-rata or non-pro-rata in-kind transactions that a Fund determines are in the Fund’s best interest.

The section entitled “Tools to Combat Frequent Transactions” on page 23 of the Fund’s Prospectus is hereby deleted and replaced with the following:
Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Adviser, when the Adviser determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.
In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12- month period. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in this Prospectus, the Fund applies all restrictions uniformly in all applicable cases. This policy regarding excessive trading does not apply to the following: (1) purchases and redemptions of Fund shares by ReFlow in connection with the Fund’s participation in the ReFlow Liquidity Program (see “Investment Objective, Principal Investment Strategies, and Risks – ReFlow Liquidity Program”); and (2) purchase and sale activity by certain approved third parties who agree to accept redemptions in-kind in lieu of cash in liquidation of Fund shares, subject to the determination by the Adviser that such purchase and sale activity is in the best interest of Fund shareholders.
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

The section entitled “Proceeds” on page 24 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Proceeds. The Fund typically sends redemption proceeds on the next business day (a day when the NYSE is open for normal business) after a redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (“ACH”) transfer. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

The Fund typically expects that it will use cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the proceeds from the sale of portfolio securities is not sufficient to meet redemption requests, or when shareholders may be adversely impacted by short-term timing issues associated with the conversion of cash equivalents or securities into cash, the Fund will typically borrow money through its line of credit to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

The Fund could pay redemption proceeds in whole or in part through a redemption in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used in order to minimize the effects of satisfying redemptions in cash on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly and may also be used in stressed market conditions.

If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application. The minimum wire amount is $500 and there is a $15 fee for each wire transfer. When proceeds are sent via the ACH network, the funds are usually available in two to three business days.
The section entitled “Signature Guarantees” on page 25 of the Fund’s Prospectus is hereby deleted and replaced with the following:
Signature Guarantees. The Transfer Agent may require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions. A signature guarantee of each owner is required in the following situations:
•For all redemption requests in excess of $50,000;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•When requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address, or bank account not on record.
In addition to the situations described above, the Adviser and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). The Adviser reserves the right to waive the signature guarantee requirement, provided it has obtained sufficient evidence to grant the waiver. A notary public is not an acceptable signature guarantor.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source
The section entitled “Redemption In-Kind” on page 26 of the Fund’s Prospectus is hereby deleted and replaced with the following:

Redemption In-Kind. The Fund could pay redemption proceeds in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

For shares purchased by ReFlow, the Fund may redeem these shares in-kind. Any such in-kind redemptions must comply with the requirements of the Trust's ReFlow redemption in-kind procedures.

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Please retain this Supplement with your Prospectus.

(the “Fund”)
Retail Class Shares (AKREX)
Institutional Class Shares (AKRIX)
Supra Institutional Class Shares (AKRSX)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated February 19, 2025 to the
Statement of Additional Information (“SAI”) dated November 28, 2024

Effective February 19, 2025, the following sections of the Fund’s SAI have been revised to include updated information.
The section entitled “How to Sell Shares and Delivery of Redemption Proceeds” on page B-43 of the Fund’s SAI is hereby deleted and replaced with the following:
How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

The Fund typically sends redemption proceeds on the next business day (a day when the NYSE is open for normal business) after a redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days, as permitted by federal securities law.

The Fund typically expects that it will use cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the proceeds from the sale of portfolio securities is not sufficient to meet redemption requests, or when shareholders may be adversely impacted by short-term timing issues associated with the conversion of cash equivalents or securities into cash, the Fund will typically borrow money through its line of credit to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund could pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below. Redemptions in-kind are typically used in order to minimize the effect of redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly and may also be used in stressed market conditions.

The Fund may suspend the right of redemption or postpone the date of payment during any period when: (1) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (3) for such other period as the SEC may permit for the protection of the Fund’s shareholders.

The value of shares on redemption may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
The section entitled “Redemptions In-Kind” on page B-44 of the Fund’s SAI is hereby deleted and replaced with the following:
Redemptions In-Kind

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Fund. The Fund could pay the redemption price of its shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. When the Fund makes an in-kind redemption, the Fund follows the Trust protocol of making such distribution by way of (a) a pro rata distribution of securities or (b) a non-pro rata distribution of securities that is in the best interest of all Fund shareholders. If the securities provided to investors in an in-kind redemption are a non-pro rata portion of the Fund’s portfolio, it will only include securities that have been disclosed in the Fund’s most recent public portfolio holdings disclosure. The portfolio securities distributed in an in-kind redemption would be those traded on a public securities market or be otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include: (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933, as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

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Please retain this Supplement with your SAI.